Quarterly Holdings Report
for

Fidelity® Value Fund

July 31, 2021

VAL-QTLY-0921
1.804828.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.3%
Liberty Global PLC Class C (a)	1,014,500	$27,249
Media - 2.1%
Advantage Solutions, Inc. Class A (a)	1,362,000	13,320
DISH Network Corp. Class A (a)	541,400	22,679
Interpublic Group of Companies, Inc.	1,870,700	66,148
News Corp. Class A	883,200	21,753
Nexstar Broadcasting Group, Inc. Class A	310,600	45,680
Thryv Holdings, Inc. (a)(b)	783,100	26,015
		195,595

TOTAL COMMUNICATION SERVICES		222,844

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.4%
Adient PLC (a)	870,100	36,657
Distributors - 0.6%
LKQ Corp. (a)	1,151,300	58,428
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	1,049,300	38,132
Laureate Education, Inc. Class A (a)	2,674,100	39,603
		77,735
Hotels, Restaurants & Leisure - 1.4%
Bally's Corp. (a)	373,200	18,380
Brinker International, Inc. (a)	540,600	29,376
Caesars Entertainment, Inc. (a)	804,404	70,273
Elior SA (a)(c)	2,343,400	16,054
		134,083
Household Durables - 2.2%
Meritage Homes Corp. (a)	457,839	49,712
Mohawk Industries, Inc. (a)	320,100	62,387
PulteGroup, Inc.	393,000	21,564
Tempur Sealy International, Inc.	1,015,400	43,936
Tupperware Brands Corp. (a)(b)	1,094,709	22,868
		200,467
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	902,464	61,557
Leisure Products - 0.4%
Mattel, Inc. (a)	1,817,300	39,472
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	140,400	14,011
Nordstrom, Inc. (a)	854,000	28,267
		42,278
Specialty Retail - 3.4%
Academy Sports & Outdoors, Inc.	1,013,700	37,558
American Eagle Outfitters, Inc.	1,294,100	44,608
Bath & Body Works, Inc.	852,700	68,276
Gap, Inc.	1,660,300	48,431
Lithia Motors, Inc. Class A (sub. vtg.)	86,600	32,667
Rent-A-Center, Inc.	672,900	38,503
Sally Beauty Holdings, Inc. (a)	2,282,471	43,184
		313,227
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	920,900	51,856
Gildan Activewear, Inc.	617,400	21,284
Hanesbrands, Inc.	458,100	8,365
		81,505

TOTAL CONSUMER DISCRETIONARY		1,045,409

CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Primo Water Corp.	3,197,900	52,861
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	818,800	41,464
Food Products - 1.3%
Bunge Ltd.	635,300	49,318
Darling Ingredients, Inc. (a)	909,500	62,819
Nomad Foods Ltd. (a)	272,361	7,114
		119,251
Household Products - 0.6%
Energizer Holdings, Inc.	327,282	14,024
Reynolds Consumer Products, Inc.	1,361,200	38,726
		52,750
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	715,600	36,453
Tobacco - 0.4%
Altria Group, Inc.	885,900	42,559

TOTAL CONSUMER STAPLES		345,338

ENERGY - 6.7%
Energy Equipment & Services - 0.8%
Liberty Oilfield Services, Inc. Class A (a)	2,742,894	27,950
Technip Energies NV (a)	1,316,985	17,849
Technip Energies NV ADR (a)	38,975	528
TechnipFMC PLC (a)	3,726,800	26,907
		73,234
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp. (a)	2,209,800	30,053
APA Corp.	712,481	13,359
Canadian Natural Resources Ltd.	1,692,900	55,865
Cenovus Energy, Inc. (Canada)	7,038,581	58,730
Cheniere Energy, Inc. (a)	831,900	70,653
Denbury, Inc. (a)	460,750	30,276
Devon Energy Corp.	622,163	16,077
DHT Holdings, Inc.	1,358,800	7,881
Diamondback Energy, Inc.	168,274	12,979
Energy Transfer LP	2,869,600	28,294
Enviva Partners LP	566,121	30,571
Euronav NV	889,400	7,727
Hess Corp.	1,047,377	80,061
Marathon Petroleum Corp.	360,412	19,902
Range Resources Corp. (a)	1,767,421	26,918
Targa Resources Corp.	717,700	30,222
The Williams Companies, Inc.	888,672	22,261
		541,829

TOTAL ENERGY		615,063

FINANCIALS - 13.9%
Banks - 2.4%
Bank of Kyoto Ltd. (b)	369,000	15,842
East West Bancorp, Inc.	349,300	24,853
First Citizens Bancshares, Inc. (b)	52,992	41,471
First Citizens Bancshares, Inc. Class B	5,400	3,915
M&T Bank Corp.	256,700	34,359
PacWest Bancorp	1,194,900	47,581
Signature Bank	232,800	52,839
		220,860
Capital Markets - 2.7%
Ameriprise Financial, Inc.	248,200	63,926
Apollo Global Management LLC Class A (b)	667,900	39,313
Bank of New York Mellon Corp.	520,800	26,733
Lazard Ltd. Class A	1,237,000	58,386
LPL Financial	419,400	59,152
		247,510
Consumer Finance - 2.6%
Ally Financial, Inc.	728,800	37,431
Navient Corp.	1,326,400	27,098
OneMain Holdings, Inc.	1,154,380	70,417
SLM Corp.	3,084,296	58,077
Synchrony Financial	1,007,400	47,368
		240,391
Diversified Financial Services - 1.6%
Cyxtera Technologies, Inc. Class A (a)	2,076,600	19,707
ECN Capital Corp.	3,249,500	27,322
Equitable Holdings, Inc.	1,317,300	40,665
Voya Financial, Inc.	875,200	56,363
		144,057
Insurance - 3.9%
AMBAC Financial Group, Inc. (a)	2,040,459	29,627
American Financial Group, Inc.	439,200	55,554
Arch Capital Group Ltd. (a)	1,482,700	57,825
Assurant, Inc.	460,400	72,656
Fairfax Financial Holdings Ltd. (sub. vtg.)	84,400	35,553
Reinsurance Group of America, Inc.	387,600	42,706
The Travelers Companies, Inc.	470,500	70,067
		363,988
Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc. (a)	656,200	31,399
Essent Group Ltd.	798,600	36,073
		67,472

TOTAL FINANCIALS		1,284,278

HEALTH CARE - 7.1%
Biotechnology - 0.7%
Ascendis Pharma A/S sponsored ADR (a)	32,143	3,799
Horizon Therapeutics PLC (a)	77,754	7,777
Novavax, Inc. (a)	195,400	35,041
United Therapeutics Corp. (a)	95,600	17,393
		64,010
Health Care Equipment & Supplies - 0.7%
Dentsply Sirona, Inc.	158,262	10,452
Hologic, Inc. (a)	145,654	10,930
Teleflex, Inc.	30,215	12,008
The Cooper Companies, Inc.	36,477	15,385
Zimmer Biomet Holdings, Inc.	65,004	10,623
		59,398
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	175,777	10,438
Centene Corp. (a)	893,200	61,282
Cigna Corp.	347,000	79,633
Laboratory Corp. of America Holdings (a)	302,776	89,667
McKesson Corp.	90,643	18,476
Molina Healthcare, Inc. (a)	46,607	12,724
Oak Street Health, Inc. (a)	96,436	6,079
		278,299
Health Care Technology - 0.2%
Inovalon Holdings, Inc. Class A (a)	288,628	10,933
Phreesia, Inc. (a)	96,531	6,598
		17,531
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	60,715	9,303
Bio-Rad Laboratories, Inc. Class A (a)	25,806	19,084
IQVIA Holdings, Inc. (a)	69,006	17,093
PerkinElmer, Inc.	77,547	14,131
Syneos Health, Inc. (a)	600,410	53,839
		113,450
Pharmaceuticals - 1.3%
Bayer AG	389,700	23,218
Bristol-Myers Squibb Co.	520,200	35,306
Catalent, Inc. (a)	99,571	11,930
Elanco Animal Health, Inc. (a)	68,200	2,487
Jazz Pharmaceuticals PLC (a)	289,267	49,037
		121,978

TOTAL HEALTH CARE		654,666

INDUSTRIALS - 20.5%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	679,300	80,361
Northrop Grumman Corp.	88,600	32,164
The Boeing Co. (a)	52,500	11,890
		124,415
Air Freight & Logistics - 1.0%
FedEx Corp.	132,900	37,205
XPO Logistics, Inc. (a)	426,700	59,179
		96,384
Airlines - 0.2%
Spirit Airlines, Inc. (a)	530,400	14,310
Building Products - 2.0%
Builders FirstSource, Inc. (a)	1,723,850	76,711
Jeld-Wen Holding, Inc. (a)	3,331,200	88,210
UFP Industries, Inc.	310,500	23,058
		187,979
Commercial Services & Supplies - 1.0%
CoreCivic, Inc. (a)	1,596,360	16,411
KAR Auction Services, Inc. (a)	1,320,600	21,763
The Brink's Co.	724,800	55,781
		93,955
Construction & Engineering - 3.0%
AECOM (a)	423,019	26,633
API Group Corp. (a)(c)	1,754,063	40,203
Fluor Corp. (a)	3,608,400	60,116
Granite Construction, Inc.	1,622,500	62,336
Quanta Services, Inc.	17,500	1,591
Valmont Industries, Inc.	119,800	28,387
Willscot Mobile Mini Holdings (a)	1,890,900	54,288
		273,554
Electrical Equipment - 1.3%
Regal Beloit Corp.	453,656	66,792
Sensata Technologies, Inc. PLC (a)	565,506	33,150
Vertiv Holdings Co.	691,400	19,387
		119,329
Machinery - 2.0%
Allison Transmission Holdings, Inc.	1,642,814	65,565
Crane Co.	639,129	62,143
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	4,040	457
Stanley Black & Decker, Inc.	280,400	55,253
		183,418
Marine - 1.1%
Genco Shipping & Trading Ltd.	420,500	7,380
Golden Ocean Group Ltd.	517,900	5,060
Kirby Corp. (a)	1,211,300	70,146
Safe Bulkers, Inc. (a)	448,954	1,500
Star Bulk Carriers Corp. (b)	780,951	14,861
		98,947
Professional Services - 3.0%
ASGN, Inc. (a)	325,400	32,908
CACI International, Inc. Class A (a)	127,300	33,984
Intertrust NV (a)(c)	1,362,406	22,497
KBR, Inc.	912,500	35,314
Manpower, Inc.	416,200	49,353
Nielsen Holdings PLC	4,355,700	103,191
		277,247
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	332,900	16,542
Ryder System, Inc.	629,500	47,936
TFI International, Inc. (Canada)	410,800	45,986
		110,464
Trading Companies & Distributors - 3.4%
AerCap Holdings NV (a)	847,996	44,944
Beacon Roofing Supply, Inc. (a)	1,073,100	57,389
Fortress Transportation & Infrastructure Investors LLC	1,257,038	35,939
GMS, Inc. (a)	1,037,200	50,958
Herc Holdings, Inc. (a)	282,400	35,029
MRC Global, Inc. (a)	2,835,958	26,006
NOW, Inc. (a)	1,016,755	10,035
Univar, Inc. (a)	2,277,827	55,898
		316,198

TOTAL INDUSTRIALS		1,896,200

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.8%
Lumentum Holdings, Inc. (a)	253,000	21,249
Plantronics, Inc. (a)	1,090,200	34,003
ViaSat, Inc. (a)	411,500	20,427
		75,679
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	4,028,200	72,387
Insight Enterprises, Inc. (a)	449,400	45,111
		117,498
IT Services - 2.4%
Concentrix Corp. (a)	297,700	48,742
DXC Technology Co. (a)	1,145,336	45,791
Rackspace Technology, Inc. (a)(b)	2,076,100	36,851
Unisys Corp. (a)	3,003,061	67,118
Verra Mobility Corp. (a)	1,563,200	23,933
		222,435
Software - 1.0%
Alight, Inc. Class A (a)(b)	806,500	7,589
Micro Focus International PLC	2,440,800	13,599
SS&C Technologies Holdings, Inc.	893,000	70,002
		91,190
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	1,199,300	53,249
Xerox Holdings Corp.	352,400	8,503
		61,752

TOTAL INFORMATION TECHNOLOGY		568,554

MATERIALS - 11.1%
Chemicals - 3.8%
Axalta Coating Systems Ltd. (a)	1,790,837	53,904
Celanese Corp. Class A	140,467	21,881
Corteva, Inc.	475,119	20,326
Eastman Chemical Co.	379,000	42,721
Huntsman Corp.	1,855,383	49,001
Olin Corp.	1,483,780	69,782
The Chemours Co. LLC	1,160,200	38,577
Trinseo SA	329,990	17,938
Tronox Holdings PLC	1,874,174	34,541
		348,671
Construction Materials - 1.2%
Eagle Materials, Inc.	286,100	40,432
Grupo Cementos de Chihuahua S.A.B. de CV	2,700,900	21,965
Martin Marietta Materials, Inc.	58,702	21,326
Summit Materials, Inc. (a)	888,600	29,857
		113,580
Containers & Packaging - 3.2%
Berry Global Group, Inc. (a)	1,124,724	72,309
Crown Holdings, Inc.	602,900	60,145
O-I Glass, Inc. (a)	3,887,284	57,493
Sealed Air Corp.	705,900	40,060
WestRock Co.	1,284,094	63,190
		293,197
Metals & Mining - 2.9%
Alcoa Corp. (a)	299,100	12,009
Allegheny Technologies, Inc. (a)	935,600	19,208
Arconic Corp. (a)	1,119,830	40,247
Carpenter Technology Corp.	785,900	29,982
Constellium NV (a)	2,595,941	48,985
First Quantum Minerals Ltd.	779,400	16,693
Freeport-McMoRan, Inc.	872,900	33,257
Steel Dynamics, Inc.	345,548	22,271
Wheaton Precious Metals Corp.	935,400	43,209
		265,861

TOTAL MATERIALS		1,021,309

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 7.9%
Alexandria Real Estate Equities, Inc.	496,900	100,046
American Tower Corp.	215,004	60,803
Americold Realty Trust	2,079,200	80,777
CubeSmart	1,562,837	77,610
Douglas Emmett, Inc.	1,177,248	39,320
Equinix, Inc.	78,200	64,156
Equity Lifestyle Properties, Inc.	1,028,022	86,148
Lamar Advertising Co. Class A	398,400	42,469
Mid-America Apartment Communities, Inc.	370,900	71,621
SITE Centers Corp.	2,924,100	46,376
VICI Properties, Inc. (b)	1,957,700	61,061
		730,387
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	3,879,557	72,431

TOTAL REAL ESTATE		802,818

UTILITIES - 6.8%
Electric Utilities - 3.2%
Edison International	1,623,100	88,459
Exelon Corp.	670,708	31,389
FirstEnergy Corp.	1,358,100	52,042
NRG Energy, Inc.	1,381,000	56,952
PG&E Corp. (a)	7,721,900	67,876
		296,718
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	3,356,800	79,556
Vistra Corp.	2,794,900	53,522
		133,078
Multi-Utilities - 2.1%
CenterPoint Energy, Inc.	2,653,365	67,555
MDU Resources Group, Inc.	2,455,900	77,901
Sempra Energy	394,500	51,541
		196,997

TOTAL UTILITIES		626,793

TOTAL COMMON STOCKS
(Cost $6,874,246)		9,083,272
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/26/21 to 9/16/21 (d)
(Cost $23,829)	23,830	23,829
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (e)	135,569,135	$135,596
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	145,935,143	145,950
TOTAL MONEY MARKET FUNDS
(Cost $281,546)		281,546
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $7,179,621)		9,388,647
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(156,356)
NET ASSETS - 100%		$9,232,291

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	316	Sept. 2021	$85,279	$1,568	$1,568

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,754,000 or 0.9% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,500,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$57
Fidelity Securities Lending Cash Central Fund	86
Total	$143

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$47,661	$3,340,300	$3,252,366	$1	$--	$135,596	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	14,552	659,393	527,995	--	--	145,950	0.5%
Total	$62,213	$3,999,693	$3,780,361	$1	$--	$281,546

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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